EARNINGS PER SHARE AND DIVIDEND PER SHARE - Schedule of Dividend Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Dividend per share
Declared dividend per share (in USD per share)	$ 0.40	$ 1.80	$ 0.80	$ 3.30	$ 5.10
Declared dividend during the period	$ 39.2	$ 169.8	$ 78.3	$ 310.7	$ 485.3
Dividend paid per share (in USD per share)	$ 1.00	$ 2.86	$ 1.00	$ 2.86	$ 5.86
Dividend paid during the period	$ 97.7	$ 267.7	$ 97.7	$ 267.7	$ 553.3
Number of shares, end of period (in shares)	98.0	94.5	98.0	94.5	97.8
Number of treasury shares, end of period (in shares)	0.0	(0.5)	0.0	(0.5)	(0.5)
Number of shares outstanding, end of period (in shares)	98.0	94.0	98.0	94.0	97.3